UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA AGGRESSIVE GROWTH FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003



[LOGO OF USAA]
   USAA(R)

                             USAA AGGRESSIVE
                                       GROWTH Fund

                                [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

    A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

   MESSAGE FROM THE PRESIDENT                                        2

   INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

   FINANCIAL INFORMATION

       Independent Auditor's Report                                 11

       Portfolio of Investments                                     12

       Notes to Portfolio of Investments                            16

       Financial Statements                                         17

       Notes to Financial Statements                                20

   DIRECTORS' AND OFFICERS' INFORMATION                             31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION,
[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                MANAGING YOUR MONEY.
                                                        "
--------------------------------------------------------------------------------

                  As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                  In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                  However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                  On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                  AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA AGGRESSIVE GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests primarily in the common stocks of large companies that are selected for their attractive growth potential.

                                        7/31/03                       7/31/02
  Net Assets                         $851.2 Million               $730.1 Million
  Net Asset Value Per Share              $23.62                       $20.80

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03

       1 YEAR                       5 YEARS                        10 YEARS
       13.61%                       -0.60%                         8.08%

                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                 LIPPER MID-CAP    LIPPER MID-CAP        USAA          LIPPER LARGE-CAP   LIPPER LARGE-CAP
                  RUSSELL 1000    GROWTH FUNDS      GROWTH FUNDS    AGGRESSIVE GROWTH    GROWTH FUNDS       GROWTH FUNDS
                  GROWTH INDEX       INDEX            AVERAGE            FUND               INDEX             AVERAGE
                  ------------   --------------    --------------   -----------------  ----------------   ----------------
 7/31/1993         $10000.00        $10000.00         $10000.00       $10000.00          $10000.00           $10000.00
 8/31/1993          10410.75         10530.40          10552.92        10240.71           10415.26            10439.05
 9/30/1993          10334.08         10955.51          10922.89        10675.04           10571.34            10597.80
10/31/1993          10621.04         11092.57          10999.39        10900.05           10691.81            10719.54
11/30/1993          10550.01         10785.05          10637.41        10625.65           10475.67            10466.29
12/31/1993          10731.47         11246.11          11076.51        11277.95           10801.55            10785.24
 1/31/1994          10980.45         11523.24          11385.90        11467.59           11194.72            11140.06
 2/28/1994          10779.29         11480.16          11294.04        11489.90           11013.34            10951.05
 3/31/1994          10258.12         10693.09          10652.58        10547.29           10474.33            10392.33
 4/30/1994          10305.25         10605.15          10666.95        10430.16           10525.14            10403.81
 5/31/1994          10461.39         10395.08          10483.05        10207.05           10588.26            10441.25
 6/30/1994          10151.92         9865.13           10009.14         9554.47           10193.27            10013.41
 7/31/1994          10498.66         10113.37          10260.12         9894.70           10486.24            10323.40
 8/31/1994          11083.13         10940.20          10943.81        10736.92           11023.79            10881.51
 9/30/1994          10933.32         11018.53          10927.87        10813.31           10761.19            10671.90
10/31/1994          11190.04         11387.98          11186.33        11229.43           11036.89            10919.47
11/30/1994          10831.34         10970.31          10721.53        10828.71           10629.77            10510.30
12/31/1994          11012.80         11246.06          10911.69        11186.23           10712.57            10574.74
 1/31/1995          11248.42         11095.74          10826.10        10840.83           10796.07            10660.24
 2/28/1995          11719.65         11614.44          11313.76        11234.71           11167.81            11029.29
 3/31/1995          12061.47         12021.34          11697.02        11858.86           11484.97            11358.67
 4/30/1995          12325.22         12100.88          11826.66        11919.46           11798.24            11579.17
 5/31/1995          12754.25         12291.86          12022.02        11986.11           12188.31            11952.47
 6/30/1995          13246.54         13299.10          12871.27        13349.55           12810.91            12537.78
 7/31/1995          13797.03         14422.66          13874.85        14840.24           13507.59            13189.35
 8/31/1995          13812.10         14665.10          14055.98        15155.34           13582.57            13270.76
 9/30/1995          14448.77         15240.53          14489.87        15810.54           14086.95            13733.65
10/31/1995          14458.78         14940.72          14209.66        15547.65           14007.04            13629.50
11/30/1995          15020.74         15507.98          14665.20        16671.11           14447.70            14098.60
12/31/1995          15106.86         15655.51          14707.49        16825.89           14453.34            14035.79
 1/31/1996          15612.18         15550.75          14703.00        16684.01           14878.43            14393.77
 2/29/1996          15897.70         16215.12          15277.68        17541.75           15212.98            14774.06
 3/31/1996          15918.10         16594.14          15564.48        18154.42           15220.20            14815.28
 4/30/1996          16336.92         18016.54          16546.08        20495.47           15582.45            15273.15
 5/31/1996          16907.77         18726.09          17127.28        21946.53           16042.30            15686.32
 6/30/1996          16930.73         17907.68          16532.25        20656.70           15897.69            15486.41
 7/31/1996          15938.76         15948.17          14975.83        17980.29           15046.44            14520.90
 8/31/1996          16350.16         16981.03          15865.33        19489.40           15498.22            15042.22
 9/30/1996          17540.74         18134.76          16928.42        21057.30           16576.88            16039.68
10/31/1996          17646.43         17453.94          16503.75        19630.69           16783.49            16114.92
11/30/1996          18971.36         17853.51          17079.00        19578.10           17868.69            17126.56
12/31/1996          18599.93         17762.07          16902.13        19597.82           17424.99            16727.71
 1/31/1997          19904.49         18216.54          17563.38        20406.45           18529.34            17720.05
 2/28/1997          19769.71         17005.71          16697.73        18887.80           18263.41            17410.43
 3/31/1997          18699.87         15712.33          15661.81        17119.33           17327.46            16475.74
 4/30/1997          19941.59         15576.27          15789.16        16501.35           18278.36            17314.50
 5/31/1997          21380.69         17604.92          17444.60        19229.66           19519.12            18564.64
 6/30/1997          22236.37         18346.64          18104.86        20301.26           20336.40            19330.67
 7/31/1997          24203.00         19467.11          19565.49        21576.67           22279.92            21158.16
 8/31/1997          22786.39         19413.05          19414.63        21865.93           21064.77            20132.64
 9/30/1997          23907.69         20803.00          20805.97        23787.67           22228.26            21204.96
10/31/1997          23024.04         19637.94          19784.24        22134.05           21456.54            20407.97
11/30/1997          24001.99         19323.80          19655.48        21497.00           21933.47            20864.95
12/31/1997          24270.87         19776.39          19905.68        21079.62           22232.71            21102.69
 1/31/1998          24996.62         19402.39          19559.35        21171.80           22626.24            21474.58
 2/28/1998          26876.91         21050.44          21281.11        23426.53           24354.04            23173.32
 3/31/1998          27948.34         22140.46          22354.21        24440.45           25487.25            24222.73
 4/30/1998          28335.10         22236.76          22533.48        24731.16           25914.44            24627.74
 5/31/1998          27531.06         20940.55          21316.93        23001.11           25334.87            24000.10
 6/30/1998          29217.23         21903.83          22219.84        24071.75           26785.06            25405.16
 7/31/1998          29023.83         20445.96          21033.70        22419.70           26772.41            25201.19
 8/31/1998          24668.05         16037.96          16634.55        16924.68           22400.21            21104.85
 9/30/1998          26562.99         17710.35          17812.55        18669.64           24029.64            22539.35
10/31/1998          28697.89         18361.76          18725.65        20449.30           25579.37            24039.14
11/30/1998          30880.80         19757.12          19981.52        22757.82           27335.77            25644.43
12/31/1998          33665.32         22305.72          22353.09        25763.09           30341.54            28238.88
 1/31/1999          35642.08         23412.98          22968.17        28566.89           32311.35            30067.07
 2/28/1999          34013.84         21594.44          21336.64        25721.12           30984.94            28836.45
 3/31/1999          35805.21         23133.80          22642.63        27811.38           32746.26            30470.59
 4/30/1999          35851.00         24082.77          23587.56        29355.99           32858.18            30576.60
 5/31/1999          34749.20         23982.48          23465.72        28911.07           31769.68            29625.21
 6/30/1999          37183.20         25915.48          25135.32        31949.93           33978.04            31783.92
 7/31/1999          36001.47         25560.80          24619.34        32092.63           32911.66            30836.72
 8/31/1999          36589.71         25431.35          24348.43        32101.03           32918.47            30791.88
 9/30/1999          35821.07         26173.76          24530.64        32561.47           32584.42            30577.44
10/31/1999          38526.20         28487.80          26591.09        34656.75           35083.16            32739.80
11/30/1999          40604.83         32061.15          29324.24        39774.57           36817.04            34514.61
12/31/1999          44828.05         38749.00          34563.72        49229.55           40905.71            38637.04
 1/31/2000          42726.13         38083.69          34074.53        50550.67           39263.86            37209.98
 2/29/2000          44814.83         47627.84          42298.64        65091.91           41328.88            39907.24
 3/31/2000          48022.48         44275.65          40833.12        57397.28           44229.37            41961.36
 4/30/2000          45737.36         38434.84          36748.53        47658.49           40806.92            39536.15
 5/31/2000          43434.20         34979.71          33895.79        42632.88           38457.80            37266.91
 6/30/2000          46725.99         40415.29          38304.25        52746.58           41001.20            39974.48
 7/31/2000          44778.09         38738.86          37006.04        50291.80           40170.50            39156.68
 8/31/2000          48832.46         43805.20          42039.50        58182.81           43644.78            42550.10
 9/30/2000          44213.16         41699.73          40735.46        54698.01           40316.44            39648.25
10/31/2000          42121.10         38327.95          37562.60        47688.04           38184.64            37549.29
11/30/2000          35912.16         30313.10          30216.53        36671.06           33061.48            32562.60
12/31/2000          34775.84         32498.03          32349.27        39406.88           32856.00            32514.13
 1/31/2001          37178.36         32939.36          32922.72        40272.77           33812.04            33445.79
 2/28/2001          30866.52         27998.39          28048.74        31484.98           28577.43            28425.82
 3/31/2001          27507.69         25027.71          24749.58        25930.43           25608.40            25656.78
 4/30/2001          30986.68         28327.61          28058.02        30241.42           28357.67            28424.15
 5/31/2001          30530.65         28561.20          27972.07        30904.65           28142.06            28133.59
 6/30/2001          29823.59         28449.72          27826.67        31337.59           27331.16            27221.17
 7/31/2001          29078.23         26953.30          26256.38        28822.85           26351.62            26201.03
 8/31/2001          26700.37         25147.40          24412.36        26584.45           24348.44            24054.91
 9/30/2001          24034.57         21520.35          20816.82        21831.30           21900.19            21644.05
10/31/2001          25295.53         22718.51          22212.11        23213.03           22808.40            22510.55
11/30/2001          27725.56         24584.52          24108.69        25405.37           24898.33            24602.12
12/31/2001          27673.46         25650.82          25016.93        26252.83           25013.80            24708.69
 1/31/2002          27184.57         24669.82          24220.78        24880.32           24448.51            24133.70
 2/28/2002          26056.43         23443.21          22948.18        23609.13           23436.46            23002.41
 3/31/2002          26957.67         24920.98          24405.48        24935.58           24379.51            23930.77
 4/30/2002          24757.51         24092.52          23655.49        24106.55           22756.24            22277.29
 5/31/2002          24158.56         23288.65          22920.10        23157.76           22341.43            21773.51
 6/30/2002          21923.78         21196.21          20936.19        21250.98           20522.03            19946.80
 7/31/2002          20718.51         18910.24          18802.53        19150.75           18977.61            18442.57
 8/31/2002          20780.45         18684.74          18549.79        19215.23           19082.52            18525.01
 9/30/2002          18624.92         17523.87          17338.72        18607.27           17233.64            16885.37
10/31/2002          20333.41         18407.52          18285.80        19169.17           18560.23            18192.39
11/30/2002          21437.81         19500.79          19342.80        19067.85           19328.61            18966.65
12/31/2002          19956.97         18348.00          18161.46        18220.39           17981.84            17627.54
 1/31/2003          19472.72         18075.86          17881.78        17897.98           17567.02            17279.67
 2/28/2003          19383.29         17796.82          17604.41        17741.39           17378.26            17098.91
 3/31/2003          19744.04         18051.48          17875.85        18441.46           17704.20            17424.75
 4/30/2003          21203.86         19317.74          19094.77        19427.10           19000.60            18679.55
 5/31/2003          22262.24         20915.00          20722.79        20652.23           19931.29            19612.45
 6/30/2003          22568.78         21242.41          21023.23        20910.15           20096.36            19785.04
 7/31/2003          23130.37         22080.27          21775.06        21757.60           20679.17            20361.32

                                   [END CHART]

                  DATA FROM 7/31/93 THROUGH 7/31/03.

                  THE LIPPER LARGE-CAP GROWTH FUNDS INDEX REPLACED THE LIPPER MID-CAP GROWTH FUNDS INDEX IN OCTOBER 2002, BECAUSE MARSICO CAPITAL MANAGEMENT, LLC USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER LARGE-CAP GROWTH FUNDS INDEX.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                  o The Russell 1000(R)Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                  o The Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

                  o The Lipper Mid-Cap Growth Funds Average, an average performance level of all mid-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                  o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                  o The Lipper Large-Cap Growth Funds Average, an average performance level of all large-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

THOMAS F. MARSICO
     Marsico Capital Management, LLC
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  For the year ended July 31, 2003, the USAA Aggressive Growth Fund had a total return of 13.61%. This compares to a return of 8.97% for the Lipper Large-Cap Growth Funds Index, 11.64% for the Russell 1000 Growth Index, and 16.76% for the Lipper Mid-Cap Growth Funds Index.

WHAT LED TO THE FUND'S SUPERIOR PERFORMANCE?

                  The Fund's positions in the pharmaceutical and biotechnology areas of the health care sector performed very well, led by investments in Genentech, Inc. and Amgen, Inc. Our holdings in the financials sector also outperformed the market, with Citigroup, Inc. and Goldman Sachs Group, Inc. among the leading contributors. We were also helped by an underweight position in food, beverage, and tobacco because this group underperformed the overall market.

GIVEN THAT YOU INVEST BASED PARTIALLY ON MACRO-ECONOMIC THEMES WITHIN THE ECONOMY, WHICH OF THESE WAS MOST SUPPORTIVE OF PERFORMANCE?

                  For some time, consumer discretionary stocks have represented one of the more significant themes in our Fund-construction process. This proved beneficial during the reporting year, because holdings in eBay, Inc., Lowe's Companies, Inc., Tiffany & Co., and homebuilder Lennar Corp. "A" performed well.

WERE THERE ANY AREAS THAT DETRACTED FROM PERFORMANCE?

                  In contrast to the stellar performance of our pharmaceutical and biotechnology holdings, the Fund's investments in health care

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR INDEX DEFINITIONS.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  equipment and services significantly detracted from performance. Tenet Healthcare Corp. and HCA Corp. were the primary culprits, and both were sold during the year. Within the broad information technology sector, we were fairly cautious and generally avoided investing in many Internet, telecommunications, and semiconductor companies due to valuation concerns. Therefore, although our stock selection within information technology was strong, the fact that we were underweight relative to the Russell 1000 Growth Index detracted from performance, because information technology was among the market-leading sectors. A final area of note is aerospace and defense, where Lockheed Martin Corp. and General Dynamics Corp. detracted from performance; we sold General Dynamics in early 2003.

HOW IS THE FUND POSITIONED MOVING INTO THE NEW REPORTING YEAR?

                  In recent months, we increased the Fund's exposure to economically sensitive industries and companies. As of July 31, 2003, the Fund's investment posture reflected four areas of emphasis in terms of sector allocation: consumer discretionary, health care, financials, and information technology. The Fund had no exposure to the energy, materials, and utilities sectors.

WHAT'S YOUR OUTLOOK?

                  There appears to be a generally favorable outlook for longer-term equity returns despite the possibility of short-term downdrafts. This view reflects our positive reaction to low interest rates, constrained inflation, accommodative monetary policy, tax cuts, and productivity gains. It is important to balance these positive elements with an objective, thoughtful assessment of the potential risks, including geopolitical concerns, subdued economic growth, and unsettled labor markets. Additionally, we remain concerned about valuations in technology and telecommunications.

                  Thank you for the privilege of investing on your behalf. We will continue working hard for you.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)

SLM Corp.                                         6.0%

Genentech, Inc.                                   5.2%

UnitedHealth Group, Inc.                          5.2%

Citigroup, Inc.                                   4.8%

Viacom, Inc. "B"                                  4.7%

Cisco Systems, Inc.                               4.0%

Intel Corp.                                       4.0%

Electronic Arts, Inc.                             3.7%

Merrill Lynch & Co., Inc.                         3.2%

FedEx Corp.                                       3.1%

                  TOP 10 INDUSTRIES*
                   (% of Net Assets)

Biotechnology                                     8.2%

Movies & Entertainment                            6.4%

Consumer Finance                                  6.1%

Investment Banking & Brokerage                    5.6%

Managed Health Care                               5.2%

Communications Equipment                          4.9%

Other Diversified Financial Services              4.8%

Internet Retail                                   4.0%

Semiconductors                                    4.0%

Home Entertainment Software                       3.7%

*EXCLUDING MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA AGGRESSIVE GROWTH FUND:

                  We have audited the accompanying statement of assets and liabilities of USAA Aggressive Growth Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Aggressive Growth Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  September 12, 2003

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS (96.1%)

             AEROSPACE & DEFENSE (0.9%)
  153,293    Lockheed Martin Corp.                                               $  8,023
                                                                                 --------

             AIR FREIGHT & LOGISTICS (3.1%)
  412,772    FedEx Corp.                                                           26,578
                                                                                 --------

             AIRLINES (1.4%)
  139,598    JetBlue Airways Corp.*                                                 6,360
  121,266    Ryanair Holdings plc ADR (Ireland)* (d)                                5,201
                                                                                 --------
                                                                                   11,561
                                                                                 --------

             BIOTECHNOLOGY (8.2%)
  359,529    Amgen, Inc.*                                                          25,016
  552,928    Genentech, Inc.* (d)                                                  44,649
                                                                                 --------
                                                                                   69,665
                                                                                 --------

             BREWERS (2.2%)
  352,580    Anheuser-Busch Companies, Inc.                                        18,271
                                                                                 --------

             BROADCASTING & CABLE TV (3.1%)
  449,793    Clear Channel Communications, Inc.*                                   18,419
  217,346    EchoStar Communications Corp. "A"*                                     7,883
                                                                                 --------
                                                                                   26,302
                                                                                 --------

             CASINOS & GAMING (0.1%)
   70,000    Wynn Resorts Ltd.*                                                     1,194
                                                                                 --------

             COMMUNICATIONS EQUIPMENT (4.9%)
1,738,644    Cisco Systems, Inc.*                                                  33,938
  210,381    QUALCOMM, Inc.                                                         7,881
                                                                                 --------
                                                                                   41,819
                                                                                 --------

             COMPUTER HARDWARE (3.1%)
  780,162    Dell, Inc.*                                                           26,276
                                                                                 --------

             CONSTRUCTION & ENGINEERING (0.4%)
   80,654    Jacobs Engineering Group, Inc.*                                        3,536
                                                                                 --------

             CONSUMER FINANCE (6.1%)
1,241,079    SLM Corp.                                                             51,455
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             DEPARTMENT STORES (0.9%)
  195,355    Sears, Roebuck & Co.                                                $  7,951
                                                                                 --------

             HEALTH CARE EQUIPMENT (3.3%)
  154,979    Boston Scientific Corp.*                                               9,799
  380,844    Zimmer Holdings, Inc.*                                                18,208
                                                                                 --------
                                                                                   28,007
                                                                                 --------

             HEALTH CARE SERVICES (3.1%)
  302,631    Caremark Rx, Inc.*                                                     7,572
  310,260    Quest Diagnostics, Inc.* (d)                                          18,541
                                                                                 --------
                                                                                   26,113
                                                                                 --------

             HOME ENTERTAINMENT SOFTWARE (3.7%)
  377,568    Electronic Arts, Inc.*                                                31,716
                                                                                 --------

             HOME IMPROVEMENT RETAIL (3.0%)
  544,058    Lowe's Companies, Inc.                                                25,875
                                                                                 --------

             HOMEBUILDING (1.9%)
  215,840    Lennar Corp. "A"                                                      14,070
   17,761    Lennar Corp. "B"                                                       1,104
   24,796    M.D.C. Holdings, Inc.                                                  1,234
                                                                                 --------
                                                                                   16,408
                                                                                 --------

             HOTELS, RESORTS, & CRUISE LINES (1.0%)
  192,324    Four Seasons Hotels, Inc. (Canada) (d)                                 8,251
                                                                                 --------

             HOUSEHOLD PRODUCTS (2.6%)
  252,900    Procter & Gamble Co.                                                  22,222
                                                                                 --------

             HYPERMARKETS & SUPER CENTERS (2.3%)
  355,626    Wal-Mart Stores, Inc.                                                 19,883
                                                                                 --------

             INDUSTRIAL CONGLOMERATES (3.0%)
  895,665    General Electric Co.                                                  25,473
                                                                                 --------

             INTERNET RETAIL (4.0%)
  370,480    Amazon.com, Inc.*                                                     15,457
  172,949    eBay, Inc.* (d)                                                       18,540
                                                                                 --------
                                                                                   33,997
                                                                                 --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                                                                                   MARKET
   NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (5.6%)
  188,997    Goldman Sachs Group, Inc.                                           $ 16,469
   63,074    Lehman Brothers Holdings, Inc.                                         3,991
  500,129    Merrill Lynch & Co., Inc.                                             27,192
                                                                                 --------
                                                                                   47,652
                                                                                 --------

             MANAGED HEALTH CARE (5.2%)
  850,193    UnitedHealth Group, Inc.                                              44,287
                                                                                 --------

             MOTORCYCLE MANUFACTURERS (0.4%)
   76,800    Harley-Davidson, Inc.                                                  3,600
                                                                                 --------

             MOVIES & ENTERTAINMENT (6.4%)
  925,037    Viacom, Inc. "B"*                                                     40,257
  639,727    Walt Disney Co.                                                       14,023
                                                                                 --------
                                                                                   54,280
                                                                                 --------

             OTHER DIVERSIFIED FINANCIAL SERVICES (4.8%)
  910,828    Citigroup, Inc.                                                       40,805
                                                                                 --------

             PHARMACEUTICALS (2.7%)
  347,905    Eli Lilly & Co.                                                       22,906
                                                                                 --------

             SEMICONDUCTORS (4.0%)
1,350,608    Intel Corp.                                                           33,698
                                                                                 --------

             SPECIALTY STORES (1.5%)
  371,297    Tiffany & Co.                                                         12,758
                                                                                 --------

             THRIFTS & MORTGAGE FINANCE (2.6%)
  342,336    Fannie Mae                                                            21,923
                                                                                 --------

             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
  284,942    Nextel Communications, Inc. "A"*                                       5,203
                                                                                 --------
             Total common stocks (cost: $697,244)                                 817,688
                                                                                 --------

             MONEY MARKET INSTRUMENTS (8.0%)

             MONEY MARKET FUNDS (0.9%)
3,750,863    AIM Short-Term Investment Co. Liquid Asset
                Portfolio, 1.04% (b,c)                                              3,751
3,814,878    Merrill Lynch Premier Institutional Fund, 1.02% (b,c)                  3,815
                                                                                 --------
                                                                                    7,566
                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

PRINCIPAL                                                                          MARKET
   AMOUNT                                                                           VALUE
    (000)    SECURITY                                                               (000)
-----------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (3.1%)
$   9,000    Bank One Capital Markets, Inc., 1.08%, acquired
              on 7/31/2003 and due 8/01/2003 at $9,000 (collateralized
              by a $9,225 Fannie Mae, Discount Note, due
              12/31/2003; market value of $9,183) (a,c)                          $  9,000

    9,000    CS First Boston Corp., 1.11%, acquired on 7/31/2003
              and due 8/01/2003 at $9,000 (collateralized by a
              $5,055 Freddie Mac, Subordinate Note, 5.875% due
              3/21/2011; and a $3,331 Fannie Mae, Subordinate Note,
              6.25% due 2/01/2011; combined market
              value of $9,182) (a,c)                                                9,000

    9,000    Morgan Stanley & Co., Inc., 1.10%, acquired on 7/31/2003
              and due 8/01/2003 at $9,000 (collateralized by a
              $9,425 Freddie Mac, Discount Note, due 7/15/2004;
              market value of $9,318) (a,c)                                         9,000
                                                                                 --------
                                                                                   27,000
                                                                                 --------

             DISCOUNT NOTE (4.0%)
   33,900    Federal Home Loan Bank, 0.95%, 8/01/2003                              33,900
                                                                                 --------
             Total money market instruments (cost: $68,466)                        68,466
                                                                                 --------

             TOTAL INVESTMENTS (COST: $765,710)                                  $886,154
                                                                                 ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 1.6% of net assets at July 31, 2003.

                  ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) Collateral on repurchase agreements is received by the
                      Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

                  (b) Rate represents the money market fund annualized seven-day yield at July 31, 2003.

                  (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

                  (d) The security or a portion thereof was out on loan as of
                      July 31, 2003.

                    * Non-income-producing security for the year ended
                      July 31, 2003.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (including securities
       on loan of $33,384) (identified cost of $765,710)                   $  886,154
   Cash                                                                           100
   Receivables:
       Capital shares sold                                                        298
       Dividends                                                                  678
       Securities sold                                                          2,975
       Other                                                                       52
                                                                           ----------
           Total assets                                                       890,257
                                                                           ----------

LIABILITIES

   Payable upon return of securities loaned                                    34,566
   Securities purchased                                                         3,752
   Capital shares redeemed                                                        154
   USAA Investment Management Company                                             241
   USAA Transfer Agency Company                                                   242
   Accounts payable and accrued expenses                                           66
                                                                           ----------
          Total liabilities                                                    39,021
                                                                           ----------
                Net assets applicable to capital shares outstanding        $  851,236
                                                                           ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                         $1,057,238
   Accumulated undistributed net investment loss                                   (5)
   Accumulated net realized loss on investments                              (326,442)
   Net unrealized appreciation of investments                                 120,444
   Net unrealized appreciation on foreign currency translations                     1
                                                                           ----------
           Net assets applicable to capital shares outstanding             $  851,236
                                                                           ==========
   Capital shares outstanding                                                  36,040
                                                                           ==========
   Authorized shares of $.01 par value                                        105,000
                                                                           ==========
   Net asset value, redemption price, and offering price per share         $    23.62
                                                                           ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT LOSS

       Income:
          Dividends (net of foreign taxes withheld of $34)           $     4,907
          Interest                                                           199
          Securities lending                                                  36
                                                                     -----------
             Total income                                                  5,142
                                                                     -----------

       Expenses:
          Management fees                                                  2,549
          Administrative and servicing fees                                1,831
          Transfer agent's fees                                            3,214
          Custodian's fees                                                   199
          Postage                                                            295
          Shareholder reporting fees                                         329
          Directors' fees                                                      5
          Registration fees                                                   27
          Professional fees                                                   58
          Other                                                               10
                                                                     -----------
             Total expenses                                                8,517
          Expenses paid indirectly                                          (162)
                                                                     -----------
             Net expenses                                                  8,355
                                                                     -----------
                   Net investment loss                                    (3,213)
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

       Net realized loss on:
          Investments                                                    (29,787)
          Foreign currency transactions                                       (5)
       Change in net unrealized appreciation/depreciation of:
          Investments                                                    132,440
          Foreign currency translations                                        1
                                                                     -----------
                   Net realized and unrealized gain                      102,649
                                                                     -----------
Increase in net assets resulting from operations                     $    99,436
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND

YEARS ENDED JULY 31,

                                                                     2003               2002
                                                              ------------------------------
FROM OPERATIONS

   Net investment loss                                        $    (3,213)      $     (7,289)
   Net realized loss on investments                               (29,787)          (129,968)
   Net realized loss on foreign currency transactions                  (5)               (37)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                132,440           (243,062)
       Foreign currency translations                                    1                  -
                                                              ------------------------------
       Increase (decrease) in net assets resulting
           from operations                                         99,436           (380,356)
                                                              ------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      119,197            114,557
   Cost of shares redeemed                                        (97,540)          (160,507)
                                                              ------------------------------
       Increase (decrease) in net assets from capital
           share transactions                                      21,657            (45,950)
                                                              ------------------------------
Net increase (decrease) in net assets                             121,093           (426,306)

NET ASSETS

   Beginning of period                                            730,143          1,156,449
                                                              ------------------------------
   End of period                                              $   851,236       $    730,143
                                                              ==============================
Accumulated undistributed net investment loss:
   End of period                                              $        (5)      $        (37)
                                                              ==============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      5,644              4,347
   Shares redeemed                                                 (4,703)            (6,208)
                                                              ------------------------------
       Increase (decrease) in shares outstanding                      941             (1,861)
                                                              ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

                  A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                      1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                      2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                      3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                      4. Securities for which market quotations are not readily
                         available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                         their primary markets but before the pricing of the Fund are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

                  B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                  C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                  D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                      1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                      2. Market value of securities, other assets, and
                         liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                      Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                  E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $162,000.

                  F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America, an affiliate of the Fund's subadviser, Marsico Capital Management, LLC. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss by $3,245,000, decrease accumulated net realized loss on investments by $5,000, and decrease paid-in capital by $3,250,000. This reclassification has no effect on net assets.

          The Fund did not pay any distributions during the years ended July 31, 2003 and 2002.

          As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Accumulated capital and other losses                     $(321,658,000)

          Unrealized appreciation of investments                     115,655,000

          Unrealized appreciation of foreign currency translations         1,000

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $19,351,000, post-October currency losses of $5,000, and capital loss carryovers of $302,302,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not offset by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

          subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $816,955,000 and $784,042,000, respectively.

          At July 31, 2003, the cost of securities, for federal income tax purposes, was $770,499,000.

          Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $126,567,000 and $10,912,000, respectively, resulting in net unrealized appreciation of $115,655,000.

(5) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

(6) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At July 31, 2003, the Fund did not have any open foreign currency contracts.

(7) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of July 31, 2003, the Fund loaned securities having a fair market value of approximately $33,384,000 and received cash collateral of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

          $34,566,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                  A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $200 million of average net assets, 0.40% of that portion of average net assets over $200 million but not over $300 million, and 0.33% of that portion of average net assets over $300 million. For the year ended July 31, 2003, the Fund's effective base fee was 0.39% of the Fund's average net assets.

                      The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                      The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                      For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $2,549,000, which is net of a performance adjustment of $(278,000).

                  B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital Management, LLC (Marsico), under which Marsico directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico a subadvisory fee.

                  C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the year ended July 31, 2003, the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

                      incurred administrative and servicing fees, paid or payable to the Manager, of $1,831,000.

                  D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $3,214,000.

                  E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND

JULY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                                                     YEAR ENDED JULY 31,
                                          ------------------------------------------------------------------------
                                              2003          2002            2001             2000             1999
                                          ------------------------------------------------------------------------
Net asset value at
   beginning of period                    $  20.80      $  31.29      $    56.35       $    38.23       $    31.62
                                          ------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                        (.09)(a)      (.20)(a)        (.22)(a)         (.22)(a)         (.17)(a)
   Net realized and
     unrealized gain (loss)                   2.91(a)     (10.29)(a)      (22.97)(a)        20.65(a)         10.77(a)
                                          ------------------------------------------------------------------------
Total from investment operations              2.82(a)     (10.49)(a)      (23.19)(a)        20.43(a)         10.60(a)
                                          ------------------------------------------------------------------------
Less distributions:
   From realized capital gains                   -             -           (1.87)           (2.31)           (3.99)
                                          ------------------------------------------------------------------------
Net asset value at end of period          $  23.62      $  20.80      $    31.29       $    56.35       $    38.23
                                          ========================================================================
Total return (%)*                            13.56        (33.53)         (42.69)           56.71            43.14
Net assets at end of period (000)         $851,236      $730,143      $1,156,449       $1,981,674       $1,029,282
Ratio of expenses to average
   net assets (%)**                           1.16(b)        .99(b)          .66(b)           .60              .72
Ratio of net investment loss to average
   net assets (%)**                           (.44)         (.77)           (.52)            (.42)            (.55)
Portfolio turnover (%)                      110.24        169.84           23.06            33.07            35.18

  * Assumes reinvestment of all realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
 ** For the year ended July 31, 2003, average net assets were $733,191,000.
(a) Calculated using average shares. For the year ended July 31, 2003, average shares were 35,062,000.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                              (.02%)           -               -              N/A              N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                  The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                  Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                  If you would like more information about the funds' Directors, you may call 1-800-531-8181 to request a free copy of the funds' statement of additional information (SAI).

                  * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                    DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                  ROBERT G. DAVIS (2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946
                  Year of Election or Appointment: 1996

                  Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                  CHRISTOPHER W. CLAUS (2)
                  Director, President, and Vice Chairman of the Board of
                   Directors
                  Born: December 1960
                  Year of Election or Appointment: 2001

                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                  BARBARA B. DREEBEN (3,4,5,6)
                  Director
                  Born: June 1945
                  Year of Election or Appointment: 1994

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D. (3,4,5,6)
                  Director
                  Born: July 1946
                  Year of Election or Appointment: 1997

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR (3,4,5,6)
                  Director
                  Born: August 1945
                  Year of Election or Appointment: 2000

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  LAURA T. STARKS, PH.D. (3,4,5,6)
                  Director
                  Born: February 1950
                  Year of Election or Appointment: 2000

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER (2,3,4,5,6)
                  Director
                  Born: July 1943
                  Year of Election or Appointment: 1992

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                      TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                  CLIFFORD A. GLADSON
                  Vice President
                  Born: November 1950
                  Year of Appointment: 2002

                  Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  STUART WESTER
                  Vice President
                  Born: June 1947
                  Year of Appointment: 2002

                  Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  MARK S. HOWARD
                  Secretary
                  Born: October 1963
                  Year of Appointment: 2002

                  Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                  EILEEN M. SMILEY
                  Assistant Secretary
                  Born: November 1959
                  Year of Appointment: 2003

                  Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960
                  Year of Appointment: 2001

                  Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960
                  Year of Appointment: 2000

                  Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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23417-0903                                   (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.